UNIT-BASED COMPENSATION - Cash-settled BPY Awards (Details) - Cash-Settled Share-Based Payment Arrangement	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of the period (in shares) | shares	7,331,416	7,144,871	7,377,042
Number of share options granted (in shares) | shares	0	0	0
Number of share options exercised (in shares) | shares	(19,400)	(3,770)	(213,106)
Number of share options expired and forfeited (in shares) | shares	0	(246,836)	(19,065)
Number of share options reclassified (in shares) | shares	(6,708,125)	437,151	0
Number of share options outstanding, end of the period (in shares) | shares	603,891	7,331,416	7,144,871
Number of share options exercisable (in shares) | shares	505,092	5,627,610	3,973,290
Beginning balance, Weighted average exercise price (in usd per share) | $ / shares	$ 20.38	$ 20.30	$ 20.28
Weighted average exercise price, granted (in usd per share) | $ / shares	0.00	0.00	0.00
Weighted average exercise price, exercised (in usd per share) | $ / shares	12.63	19.51	19.12
Weighted average exercise price, Expired/forfeited (in usd per share) | $ / shares	0.00	21.87	24.42
Weighted average exercise price of share options reclassified (in usd per share) | $ / shares	20.20	22.48	0.00
Ending balance, Weighted average exercise price (in usd per share) | $ / shares	21.55	20.38	20.30
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 21.48	$ 20.17	$ 19.93